UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment |_|; Amendment Number:
                                                --------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aegis Financial Corporation
            ------------------------------------------
Address:    1100 North Glebe Road, Suite 1040
            ------------------------------------------
            Arlington, Virginia  22201
            ------------------------------------------

 Form 13F File Number: 28-10411
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott L. Barbee
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (703) 528-7788
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee           Arlington, Virginia                May 15, 2009
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 69
                                              -----------------------

Form 13F Information Table Value Total:            $91,825
                                              -----------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Form 13F Information Table 03-31-2009:

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NAME OF                                     TYPE OF                                    SHR OR   SH/PUT   INVSTMNT   OTHER   VOTING
ISSUER                                      CLASS        CUSIP          VALUE          PRN AMT PRN/CALL   DSCRTN    MGRS   AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Advanta Corporation Class A                   CL A       007942105  $   112,379.01     220,351   SH       Sole       N/A      Sole
Advanta Corp. Class B                         CL B       007942204  $   275,455.62     417,357   SH       Sole       N/A      Sole
Alliance One International Inc.                COM       018772103  $ 1,912,385.28     498,017   SH       Sole       N/A      Sole
Allied Defense Group, Inc.                     COM       019118108  $ 4,044,408.95   1,023,901   SH       Sole       N/A      Sole
American Pacific Corp.                         COM       028740108  $ 3,679,882.36     710,402   SH       Sole       N/A      Sole
Argo Group International Holdings Ltd.         COM       G0464B107  $   312,752.41      10,380   SH       Sole       N/A      Sole
Audiovox Corporation Class A                  CL A       050757103  $ 2,590,775.04     755,328   SH       Sole       N/A      Sole
Bassett Furniture Industry                     COM       070203104  $ 2,706,577.42   1,395,143   SH       Sole       N/A      Sole
Beazer Homes USA                               COM       07556Q105  $    39,147.60      38,760   SH       Sole       N/A      Sole
Beverly Hills Bancorp                          COM       087866109  $     1,536.00      12,800   SH       Sole       N/A      Sole
Bofi Holdings Inc.                             COM       05566U108  $ 2,991,219.30     564,381   SH       Sole       N/A      Sole
Books-A-Million Inc.                           COM       098570104  $   853,175.80     185,473   SH       Sole       N/A      Sole
Bowl America Inc. - Class A                   CL A       102565108  $   219,608.20      22,409   SH       Sole       N/A      Sole
Brandywine Realty Trust                  SH BEN INT NEW  105368203  $ 1,014,622.80     356,008   SH       Sole       N/A      Sole
Brigham Exploration Co.                        COM       109178103  $ 1,077,032.10     566,859   SH       Sole       N/A      Sole
BRT Realty Trust                         SH BEN INT NEW  055645303  $ 2,014,110.25     567,355   SH       Sole       N/A      Sole
California First National Bank Corp.           COM       130222102  $ 3,469,605.00     462,614   SH       Sole       N/A      Sole
CEF ISHARES Russell 00                    RUSL 2000 VAL  464287630  $   276,220.00       7,000   SH       Sole       N/A      Sole
ChipMOS Technology Bermuda Ltd.                SHS       G2110R106  $   276,409.18     746,850   SH       Sole       N/A      Sole
Coachmen Industries                            COM       189873102  $   703,727.70   1,082,658   SH       Sole       N/A      Sole
Comstock Homebuilding Class A                 CL A       205684103  $    59,157.50     236,630   SH       Sole       N/A      Sole
Cooper Tire & Rubber Co.                       COM       216831107  $ 1,329,968.00     329,200   SH       Sole       N/A      Sole
Covenant Transport Inc. Cl. A.                CL A       22284P105  $   539,946.68     275,483   SH       Sole       N/A      Sole
Dana Holdings Corp.                            COM       235825205  $   998,337.54   2,170,299   SH       Sole       N/A      Sole
Delta Apparel Inc.                             COM       247368103  $ 3,342,036.89     771,833   SH       Sole       N/A      Sole
Dillards Inc. Class A.                        CL A       254067101  $ 1,525,320.00     267,600   SH       Sole       N/A      Sole
Duckwall-ALCO                                  COM       264142100  $ 2,511,158.72     279,328   SH       Sole       N/A      Sole
FBR Capital Markets Corp.                      COM       30247C301  $   942,028.99     286,331   SH       Sole       N/A      Sole
First Federal Northern Michigan Bancorp.       COM       32021X105  $    35,283.60      35,640   SH       Sole       N/A      Sole
Fisher Communications Inc.                     COM       337756209  $   695,351.20      71,245   SH       Sole       N/A      Sole
Franklin Universal Trust                   SH BEN INT    355145103  $    49,192.86      12,900   SH       Sole       N/A      Sole
Frequency Electronics, Inc.                    COM       358010106  $   852,542.80     256,790   SH       Sole       N/A      Sole
Friedman Billings Ramsey Group                 COM       358434108  $   881,928.40   4,409,642   SH       Sole       N/A      Sole
Hardinge Inc.                                  COM       412324303  $   938,123.55     336,245   SH       Sole       N/A      Sole
Hastings Entertainment                         COM       418365102  $   276,585.12     109,756   SH       Sole       N/A      Sole
Horsehead Holdings                             COM       440694305  $ 8,602,467.50   1,564,085   SH       Sole       N/A      Sole
HRP Properties Prfd D                      PFD CONV D    40426w507  $   270,103.68      30,624   SH       Sole       N/A      Sole
HRPT Properties Trust                    COM SH BEN INT  40426W101  $ 2,454,957.01     769,579   SH       Sole       N/A      Sole
Huttig Building Products                       COM       448451104  $    35,867.44      94,388   SH       Sole       N/A      Sole
International Shipholding Corporation        COM NEW     460321201  $ 1,663,432.89      84,567   SH       Sole       N/A      Sole
J. Alexanders Corp.                            COM       466096104  $   344,302.65     122,310   SH       Sole       N/A      Sole
Lodgian Inc.                              COM PAR $.01   54021P403  $   344,458.80     164,028   SH       Sole       N/A      Sole
LTX-Credence Corporation                       COM       502403108  $    39,458.44     140,923   SH       Sole       N/A      Sole
Lubys. Inc.                                    COM       549282101  $ 1,619,823.73     329,903   SH       Sole       N/A      Sole
M/I Homes Inc.                                 COM       55305B101  $ 1,217,658.00     174,200   SH       Sole       N/A      Sole
Marlin Business Service                        COM       571157106  $   920,772.72     234,891   SH       Sole       N/A      Sole
Medallion Financial Corp.                      COM       583928106  $ 1,177,945.47     158,967   SH       Sole       N/A      Sole
Meridian Resources                             COM       58977Q109  $     3,639.93      17,333   SH       Sole       N/A      Sole
Meritage Homes Corp.                           COM       59001A102  $   929,005.58      81,349   SH       Sole       N/A      Sole
Mod-Pac Corp.                                  COM       607495108  $   295,502.66     187,027   SH       Sole       N/A      Sole
Old Republic International Corp.               COM       680223104  $ 2,344,694.00     216,700   SH       Sole       N/A      Sole
Olympic Steel Inc.                             COM       68162K106  $   828,494.38      54,614   SH       Sole       N/A      Sole
Omega Protein Corp.                            COM       68210P107  $   663,656.40     251,385   SH       Sole       N/A      Sole
Patterson-UTI Energy Inc.                      COM       703481101  $ 1,348,032.00     150,450   SH       Sole       N/A      Sole
Pep Boys - MM&J                                COM       713278109  $    93,492.00      21,200   SH       Sole       N/A      Sole
PMA Capital Corp. Cl. A                       CL A       693419202  $ 4,463,601.36   1,070,408   SH       Sole       N/A      Sole
RF Monolithics Inc.                            COM       74955f106  $     4,025.60      10,880   SH       Sole       N/A      Sole
Safety Insurance Group                         COM       78648T100  $   233,100.00       7,500   SH       Sole       N/A      Sole
Sinclair Broadcast Group Class A              CL A       829226109  $    18,025.00      17,500   SH       Sole       N/A      Sole
Sparton Corporation                            COM       847235108  $    18,132.08      11,476   SH       Sole       N/A      Sole
Specialty Underwriters'Alliance                COM       84751T309  $ 5,067,617.94   1,396,038   SH       Sole       N/A      Sole
Spherion Corporation                           COM       848420105  $ 2,954,248.96   1,420,312   SH       Sole       N/A      Sole
Superior Industries International Inc.         COM       868168105  $ 3,835,513.20     323,672   SH       Sole       N/A      Sole
Sypris Solutions Inc.                          COM       871655106  $   549,324.27     554,873   SH       Sole       N/A      Sole
Tandy Brands Accessories Inc.                  COM       875378101  $   551,911.22     342,802   SH       Sole       N/A      Sole
Tecumseh Products Company - Class A           CL A       878895200  $ 1,160,184.56     256,678   SH       Sole       N/A      Sole
Tecumseh Products Company - Class B           CL B       878895101  $ 2,411,909.12     471,076   SH       Sole       N/A      Sole
Tesoro Corp.                                   COM       881609101  $ 1,792,681.89     133,087   SH       Sole       N/A      Sole
Vestin Realty Mortgage I Inc.                  COM       925490104  $    19,034.39      26,809   SH       Sole       N/A      Sole
                                                                    --------------
                                                                    $91,825,066.74
                                                                    ==============